Unaudited Condensed Statement of Changes In Shareholders’ Equity - 2 months ended Sep. 30, 2020 - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 28, 2020
Balance, Shares at Jul. 28, 2020
Issuance of Class B ordinary shares to Sponsor		$ 694	24,306		25,000
Issuance of Class B ordinary shares to Sponsor, shares		6,937,500
Sale of units in initial public offering, gross	$ 2,775		277,497,225		277,497,225
Sale of units in initial public offering, gross, shares	27,750,000
Offering costs			(15,884,504)		(15,884,504)
Sale of private placement warrants to Sponsor in private placement			7,550,000		7,550,000
Shares subject to possible redemption	$ (2,641)		(264,124,099)		(264,126,740)
Shares subject to possible redemption, shares	(26,412,674)
Net loss				(63,748)	(63,748)
Balance at Sep. 30, 2020	$ 134	$ 694	$ 5,062,928	$ (63,748)	$ 5,000,008
Balance, Shares at Sep. 30, 2020	1,337,326	6,937,500